Cash and cash equivalents	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents

3 Cash and cash equivalents

		Sep/2021	Dec/2020

Cash
Domestic market		890,894	111,278
Foreign market	(i)	3,379,638	1,835,685
Cash equivalents:
Domestic market		2,442,521	8,271,312
Foreign market	(i)	5,312,835	3,644,577
Total		12,025,888	13,862,852

(i)	On September 30, 2021, it includes cash of R$334,565 and cash equivalents of R$1,309,560 (cash of R$284,856 and cash equivalents of R$619,577 on December 31, 2020) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.